SHARE INCENTIVE PLAN (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares
Outstanding at the beginning of the period (in shares)	308,025	243,889
Outstanding at the end of the period (in shares)	443,351	308,025	243,889
Share options and restricted shares additional disclosures
Total share-based compensation expense (in dollars)	$ 668,654	$ 817,673	$ 947,505
Total unrecognized share-based compensation expense (in dollars)	$ 820,176
Period for recognition of unrecognized share-based compensation expense	2 years 6 months
Restricted shares
Number of shares
Outstanding at the beginning of the period (in shares)	308,025	243,889	90,723
Granted (in shares)	154,926	84,000	470,000
Forfeited (in shares)	(5,171)	(3,100)	(247,917)
Vested (in shares)	(14,429)	(16,764)	(68,917)
Outstanding at the end of the period (in shares)	443,351	308,025	243,889
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 3.31	$ 3.95	$ 8.80
Granted (in dollars per share)	$ 0.38	$ 1.83	$ 4.30
Forfeited (in dollars per share)	$ 4.27	$ 4.33	$ 5.78
Vested (in dollars per share)	$ 5.02	$ 5.04	$ 6.14
Outstanding at the end of the period (in dollars per share)	$ 2.96	$ 3.31	$ 3.95
Restricted shares additional disclosures
Percentage of awards vesting after first year of service	25.00%
Remaining period, after first year of service, over which the awards will vest ratably	36 months
Restricted stocks with performance conditions
Number of shares
Vested (in shares)	(70,000)		(450,000)